SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 9,251	¥ 3,016		$ 1,452
(Depreciation) appreciation of exchange rate during the period	2.30%	6.30%	1.30%
Credit risk | Geographic concentration | PRC
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 4,237	¥ 2,366		665
Credit risk | Geographic concentration | Non-PRC
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 5,014	¥ 650		$ 787
Accounts receivable | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	43.00%	49.00%
Accounts receivable | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	11.00%
Revenue | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	36.00%	29.00%
Revenue | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	15.00%	10.00%
Revenue | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Cost of revenues | Supplier concentration | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	17.00%
Cost of revenues | Supplier concentration | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	14.00%	10.00%
Cost of revenues | Supplier concentration | Supplier three
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	13.00%
Cost of revenues | Supplier concentration | Supplier four
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Accounts payable | Supplier concentration | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	22.00%	28.00%
Accounts payable | Supplier concentration | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Accounts payable | Supplier concentration | Supplier three
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Accounts payable | Supplier concentration | Supplier four
Concentration Risk [Line Items]
Concentration risk percentage	12.00%